CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
ASSETS:
Property and equipment, net of accumulated depreciation	$ 2,103,975	$ 2,148,999
Cash and cash equivalents - unrestricted	44,400	97,170	29,504	44,388
Cash and cash equivalents - restricted	14,483	6,210
Notes receivable	151,978	149,400
Trade receivables, less allowance of $655 and $623, respectively	74,450	55,343
Deferred financing costs	22,254	11,347
Prepaid expenses and other assets	55,345	63,982
Total assets	2,466,885	2,532,451
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	1,154,663	1,031,863
Accounts payable and accrued liabilities	147,438	218,461
Deferred income tax liabilities, net	38,274	88,938
Deferred management rights proceeds	184,884	186,346
Dividends payable	25,600
Other liabilities	126,018	153,245
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value, 100,000 shares authorized, no shares issued or outstanding
Common stock, $.01 par value, 400,000 shares authorized, 50,680 and 52,596 shares issued and outstanding, respectively	507	526
Additional paid-in capital	1,264,208	1,250,975
Treasury stock of 456 shares, at cost	(7,234)	(7,234)
Accumulated deficit	(452,442)	(366,066)
Accumulated other comprehensive loss	(15,031)	(24,603)
Total stockholders' equity	790,008	853,598
Total liabilities and stockholders' equity	$ 2,466,885	$ 2,532,451